Fair Value Measurements - Mortage Servicing Rights - Level 3 (Details) - Recurring - Significant Unobservable Inputs (Level 3) - Mortgage servicing rights (MSRs) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair value of assets
Balance at beginning of period	$ 2,713	$ 2,584
Total gains or losses (realized/unrealized): Included in earnings	27	93
Total gains or losses (realized/unrealized): Included in other comprehensive income	0	0
Purchases	0	0
Sales	0	0
Issues	245	222
Settlements	0	0
Balance at end of period	$ 2,931	$ 2,713